Related-party transactions (Details 2) - ARS ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Trade payables	$ (4,981)	$ (3,708)
S A C M E [Member]
IfrsStatementLineItems [Line Items]
Other receivables - noncurrent	526	162
Other payables	(233)	(271)
E D E L C O S [Member]
IfrsStatementLineItems [Line Items]
Trade payables	$ (18,757)	$ (12,630)